UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-5276

Value Line Strategic Asset Management Trust

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.	10017

(Address of principal executive offices)	(Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/06 is included with this Form.

■ Value Line Strategic Asset Management Trust (The “Trust”) (Unaudited)	Semiannual Report To Contractowners

Stephen E. Grant, Portfolio Manager (right),

Jeffrey D. Geffen, Director of Bond Management (left)

Objective:

High total investment return consistent with reasonable risk

Inception Date:

October 1, 1987

Net Assets at June 30, 2006:

$666,413,755

Portfolio composition  at June 30, 2006:

(Percentage of Total Net Assets)

Top Ten Common Stock Holdings  (As of 6/30/2006)

Company	Percentage of Total Net Assets
ITT Industries, Inc.	1.04%
Golden West Financial Corp.	1.00%
Johnson Controls, Inc.	0.90%
Coach, Inc.	0.87%
Praxair, Inc.	0.78%
Berkley (W.R.) Corp.	0.73%
Wells Fargo & Co.	0.73%
Fisher Scientific International, Inc.	0.72%
XTO Energy, Inc.	0.72%
WellPoint, Inc.	0.67%

Sector Weightings vs. Index  (As of 6/30/2006)

Average Annual Total Returns  (For periods ended 6/30/2006)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 10/1/1987
Value Line Strategic Asset Management Trust	2.34%	8.56%	3.56%	8.10%	10.85%
60%/40% S&P 500 Index: Lehman Brothers Gov’t/Credit Bond Index	1.17%	4.58%	3.55%	7.49%	9.93%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Trust’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The Lehman Brothers Government/Credit Bond Index is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. Index returns are provided for comparative purposes. Please note that the indices are not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Trust.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Trust expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Trust will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

1 VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

■ Value Line Strategic Asset Management Trust (The “Trust”) (Unaudited)	Semiannual Report To Contractowners

Trust Expenses

By investing in the Trust, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2006 and held for six months ended June 30, 2006.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,023.40	$4.82	0.96%
Hypothetical (5% return before expenses)	$1,000	$1,020.04	$4.81	0.96%

*	Expenses are equal to the Trust’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Trust’s most recent fiscal half-year).

2	VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

■	Value Line Strategic Asset Management Trust

Schedule of Investments

June 30, 2006 (Unaudited)

Common Stocks — 76.1%
Shares		Value

Advertising — 0.7%
47,000	aQuantive, Inc.*	$1,190,510
30,000	Monster Worldwide, Inc.*	1,279,800
40,000	R.H. Donnelley Corp.*	2,162,800

		4,633,110

Aerospace/Defense — 2.2%
24,800	Armor Holdings, Inc.*	1,359,784
16,000	Aviall, Inc.*	760,320
5,000	BE Aerospace, Inc.*	114,300
18,000	Boeing Co. (The)	1,474,380
32,730	DRS Technologies, Inc.	1,595,587
22,000	General Dynamics Corp.	1,440,120
21,000	L-3 Communications Holdings, Inc.	1,583,820
48,000	Precision Castparts Corp.	2,868,480
66,000	Rockwell Collins, Inc.	3,687,420

		14,884,211

Air Transport — 0.5%
27,000	FedEx Corp.	3,155,220

Apparel — 0.5%
22,000	Guess?, Inc.*	918,500
9,000	Phillips-Van Heusen Corp.	343,440
40,000	Polo Ralph Lauren Corp. Class A	2,196,000

		3,457,940

Auto & Truck — 0.2%
35,000	Oshkosh Truck Corp.	1,663,200

Auto Parts — 1.1%
22,000	BorgWarner, Inc.	1,432,200
73,000	Johnson Controls, Inc.	6,002,060

		7,434,260

Bank — 2.6%
70,000	Bank of Hawaii Corp.	3,472,000
23,000	City National Corp.	1,497,070
13,000	Colonial BancGroup, Inc. (The)	333,840
43,000	Compass Bancshares, Inc.	2,390,800
22,000	M&T Bank Corp.	2,594,240
23,520	TD Banknorth, Inc.	692,664
22,000	UnionBanCal Corp.	1,420,980
72,000	Wells Fargo & Co.	4,829,760

		17,231,354

Bank–Canadian — 0.3%
36,800	Royal Bank of Canada	1,497,760
11,284	Toronto-Dominion Bank (The)	572,889

		2,070,649

Bank–Midwest — 0.6%
61,000	Huntington Bancshares, Inc.	1,438,380
22,000	Marshall & Isley Corp.	1,006,280
25,000	Northern Trust Corp.	1,382,500

		3,827,160

Beverage–Alcoholic — 0.3%
24,000	Brown-Forman Corp. Class B	1,714,800

Biotechnology — 0.3%
34,000	United Therapeutics Corp.*	1,964,180

Building Materials — 0.6%
15,000	Fluor Corp.	1,393,950
29,000	Jacobs Engineering Group, Inc.*	2,309,560

		3,703,510

Shares		Value

Canadian Energy — 0.5%
17,000	Suncor Energy, Inc.	$1,377,170
99,000	Talisman Energy, Inc.	1,730,520

		3,107,690

Cement & Aggregates — 1.0%
33,600	Eagle Materials, Inc.	1,596,000
47,400	Florida Rock Industries, Inc.	2,354,358
15,000	Martin Marietta Materials, Inc.	1,367,250
15,000	Vulcan Materials Co.	1,170,000

		6,487,608

Chemical–Diversified — 0.6%
22,000	Air Products & Chemicals, Inc.	1,406,240
5,000	Brady Corp. Class A	184,200
14,000	Hexcel Corp.*	219,940
28,000	Monsanto Co.	2,357,320

		4,167,700

Chemical–Specialty — 2.0%
39,000	Airgas, Inc.	1,452,750
13,400	Ceradyne, Inc.*	663,166
108,000	Ecolab, Inc.	4,382,640
96,000	Praxair, Inc.	5,184,000
24,200	Sigma-Aldrich Corp.	1,757,888

		13,440,444

Coal — 0.5%
18,000	Joy Global, Inc.	937,620
40,000	Peabody Energy Corp.	2,230,000

		3,167,620

Computer & Peripherals — 0.2%
50,000	Hewlett-Packard Co.	1,584,000

Computer Software & Services — 1.2%
18,000	Autodesk, Inc.*	620,280
56,000	Cognizant Technology Solutions Corp. Class A*	3,772,720
23,000	DST Systems, Inc.*	1,368,500
23,000	Infosys Technologies Ltd. (ADR)	1,757,430
23,000	SRA International, Inc. Class A*	612,490

		8,131,420

Diversified Companies — 3.4%
9,000	Acuity Brands, Inc.	350,190
49,000	AMETEK, Inc.	2,321,620
12,000	Brink’s Co. (The)	676,920
63,600	Danaher Corp.	4,090,752
26,000	Fortune Brands, Inc.	1,846,260
140,000	ITT Industries, Inc.	6,930,000
42,000	McDermott International, Inc.*	1,909,740
24,000	Textron, Inc.	2,212,320
36,000	United Technologies Corp.	2,283,120

		22,620,922

Drug — 2.4%
29,000	Alkermes, Inc.*	548,680
13,700	Allergan, Inc.	1,469,462
30,000	Amylin Pharmaceuticals, Inc.*	1,481,100
21,000	Barr Pharmaceuticals, Inc.*	1,001,490
76,000	Celgene Corp.*	3,604,680
38,000	Covance, Inc.*	2,326,360
20,000	Genzyme Corp.*	1,221,000
39,000	Gilead Sciences, Inc.*	2,307,240
52,000	Pharmaceutical Product Development, Inc.	1,826,240
14,000	Teva Pharmaceutical Industries Ltd. (ADR)	442,260

		16,228,512

See notes to financial statements.

3

■	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

E-Commerce — 0.1%
18,000	Akamai Technologies, Inc.*	$651,420

Educational Services — 0.2%
20,000	ITT Educational Services, Inc.*	1,316,200

Electrical Equipment — 3.0%
16,200	Cooper Industries Ltd. Shs A	1,505,304
105,000	Corning, Inc.*	2,539,950
17,000	Emerson Electric Co.	1,424,770
23,000	FLIR Systems, Inc.*	507,380
15,000	Garmin Ltd.	1,581,600
43,000	Harman International Industries, Inc.	3,670,910
22,000	Rockwell Automation, Inc.	1,584,220
34,000	Thomas & Betts Corp.*	1,744,200
47,000	Trimble Navigation Ltd.*	2,098,080
46,000	WESCO International, Inc.*	3,174,000

		19,830,414

Electrical Utility–Central — 0.3%
30,000	Entergy Corp.	2,122,500

Electrical Utility–East — 0.6%
37,000	Exelon Corp.	2,102,710
52,000	Southern Co. (The)	1,666,600

		3,769,310

Electrical Utility — West — 0.3%
41,000	Sempra Energy	1,864,680

Electronics — 0.8%
34,000	Amphenol Corp. Class A	1,902,640
41,000	Harris Corp.	1,701,910
47,000	MEMC Electronic Materials, Inc.*	1,762,500

		5,367,050

Environmental — 0.7%
53,000	Republic Services, Inc.	2,138,020
21,000	Stericycle, Inc.*	1,367,100
38,000	Waste Connections, Inc.*	1,383,200

		4,888,320

Financial Services–Diversified — 2.6%
14,000	Affiliated Managers Group, Inc.*	1,216,460
19,500	BlackRock, Inc. Class A	2,713,815
52,000	Brown & Brown, Inc.	1,519,440
35,000	CIT Group, Inc.	1,830,150
14,000	Eaton Vance Corp.	349,440
15,000	Franklin Resources, Inc.	1,302,150
52,600	Global Payments, Inc.	2,553,730
56,000	Leucadia National Corp.	1,634,640
33,000	Principal Financial Group, Inc.	1,836,450
23,000	Radian Group, Inc.	1,420,940
26,000	T. Rowe Price Group, Inc.	983,060

		17,360,275

Food Processing — 0.3%
57,000	Dean Foods Co.*	2,119,830

Home Appliances — 0.8%
23,000	Black & Decker Corp. (The)	1,942,580
73,000	Toro Co. (The)	3,409,100

		5,351,680

Hotel/Gaming — 1.8%
42,000	Boyd Gaming Corp.	1,695,120
58,000	Choice Hotels International, Inc.	3,514,800
27,000	Harrah’s Entertainment, Inc.	1,921,860
8,570	Host Hotels & Resorts, Inc.	187,426

Shares		Value

39,000	International Game Technology	$1,479,660
10,000	MGM MIRAGE *	408,000
14,000	Starwood Hotels & Resorts Worldwide, Inc.	844,760
30,000	Station Casinos, Inc.	2,042,400

		12,094,026

Household Products — 0.4%
7,000	Energizer Holdings, Inc.*	409,990
52,000	Scotts Miracle-Gro Co. (The), Class A	2,200,640

		2,610,630

Human Resources — 0.1%
25,000	Administaff, Inc.	895,250

Industrial Services — 1.8%
82,000	C.H. Robinson Worldwide, Inc.	4,370,600
26,000	Corrections Corp. of America *	1,376,440
27,400	EMCOR Group, Inc.*	1,333,558
28,000	Expeditors International of Washington, Inc.	1,568,280
20,000	Iron Mountain, Inc.*	747,600
32,300	URS Corp.*	1,356,600
31,000	World Fuel Services Corp.	1,416,390

		12,169,468

Information Services — 1.2%
27,000	Alliance Data Systems Corp.*	1,588,140
23,000	Corporate Executive Board Co. (The)	2,304,600
36,000	Dun & Bradstreet Corp. (The)*	2,508,480
28,000	Moody’s Corp.	1,524,880

		7,926,100

Insurance–Life — 1.4%
37,000	AFLAC, Inc.	1,714,950
66,000	Manulife Financial Corp.	2,096,820
35,000	MetLife, Inc.	1,792,350
25,000	Prudential Financial, Inc.	1,942,500
34,800	StanCorp Financial Group, Inc.	1,771,668

		9,318,288

Insurance–Property & Casualty — 1.5%
28,000	Assurant, Inc.	1,355,200
141,750	Berkley (W.R.) Corp.	4,837,927
28,000	Chubb Corp. (The)	1,397,200
44,000	HCC Insurance Holdings, Inc.	1,295,360
32,000	Sun Life Financial, Inc.	1,277,760

		10,163,447

Internet — 0.4%
19,000	CheckFree Corp.*	941,640
68,000	E*Trade Financial Corp.*	1,551,760
4,000	F5 Networks, Inc.*	213,920

		2,707,320

Machinery — 2.8%
35,000	Actuant Corp. Class A	1,748,250
30,000	Foster Wheeler Ltd.*	1,296,000
49,600	Gardner Denver, Inc.*	1,909,600
52,000	Graco, Inc.	2,390,960
28,000	IDEX Corp.	1,321,600
58,000	JLG Industries, Inc.	1,305,000
48,000	Lennox International, Inc.	1,271,040
38,600	Manitowoc Company, Inc. (The)	1,717,700
30,000	MSC Industrial Direct Co., Inc. Class A	1,427,100
42,000	Roper Industries, Inc.	1,963,500
24,000	Terex Corp.*	2,368,800

		18,719,550

See notes to financial statements.

4

■	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

Manufactured Housing/Recreational Vehicle — 0.1%
20,000	Thor Industries, Inc.	$969,000

Medical Services — 3.8%
41,250	Coventry Health Care, Inc.*	2,266,275
54,256	DaVita, Inc.*	2,696,523
42,000	Healthways, Inc.*	2,210,880
40,000	Humana, Inc.*	2,148,000
13,000	Laboratory Corp. of America Holdings*	808,990
30,000	Manor Care, Inc.	1,407,600
30,000	Quest Diagnostics, Inc.	1,797,600
82,000	Sierra Health Services, Inc.*	3,692,460
13,000	Sunrise Senior Living, Inc.*	359,450
70,580	UnitedHealth Group, Inc.	3,160,573
61,573	WellPoint, Inc.*	4,480,667

		25,029,018

Medical Supplies — 5.5%
16,000	Advanced Medical Optics, Inc.*	811,200
21,000	ArthroCare Corp.*	882,210
43,000	Bard (C.R.), Inc.	3,150,180
23,000	Becton Dickinson & Co.	1,405,990
25,000	DENTSPLY International, Inc.	1,515,000
7,000	Edwards Lifesciences Corp.*	318,010
66,000	Fisher Scientific International, Inc.*	4,821,300
35,000	Haemonetics Corp.*	1,627,850
70,000	Henry Schein, Inc.*	3,271,100
26,000	Hologic, Inc.*	1,283,360
31,000	IDEXX Laboratories, Inc.*	2,329,030
19,000	Intuitive Surgical, Inc.*	2,241,430
35,000	Kyphon, Inc. *	1,342,600
20,000	LCA-Vision, Inc.	1,058,200
26,000	McKesson Corp.	1,229,280
46,000	ResMed, Inc.*	2,159,700
101,000	St Jude Medical, Inc.*	3,274,420
86,000	Varian Medical Systems, Inc.*	4,072,100

		36,792,960

Metals & Mining Diversified — 0.3%
26,000	Allegheny Technologies, Inc.	1,800,240

Metals Fabricating — 0.3%
26,000	Harsco Corp.	2,026,960

Natural Gas–Distribution — 0.2%
40,950	Southern Union Co.	1,108,107

Natural Gas–Diversified — 1.4%
48,000	Energen Corp.	1,843,680
70,000	Equitable Resources, Inc.	2,345,000
108,888	XTO Energy, Inc.	4,820,472

		9,009,152

Office Equipment & Supplies — 0.8%
35,000	Office Depot, Inc.*	1,330,000
165,000	Staples, Inc.	4,012,800

		5,342,800

Oilfield Services/Equipment — 0.9%
49,000	FMC Technologies, Inc.*	3,305,540
18,000	Halliburton Co.	1,335,780
28,000	Weatherford International Ltd.*	1,389,360

		6,030,680

Packaging & Container — 0.4%
21,000	Ball Corp.	777,840
67,000	Jarden Corp.*	2,040,150

		2,817,990

Shares		Value

Petroleum–Integrated — 1.0%
56,000	Denbury Resources, Inc.*	$1,773,520
29,000	Sunoco, Inc.	2,009,410
42,186	Valero Energy Corp.	2,806,213

		6,589,143

Petroleum–Producing — 1.4%
43,000	Apache Corp.	2,934,750
107,700	Range Resources Corp.	2,928,363
70,000	Tenaris S.A. (ADR)	2,834,300
13,000	Ultra Petroleum Corp.*	770,510

		9,467,923

Pharmacy Services — 1.4%
80,700	Caremark Rx, Inc.	4,024,509
50,000	CVS Corp.	1,535,000
32,000	Express Scripts, Inc.*	2,295,680
26,000	Omnicare, Inc.	1,232,920

		9,088,109

Precision Instrument — 0.2%
21,000	Mettler Toledo International, Inc.*	1,271,970

Publishing — 0.3%
32,000	McGraw-Hill Cos, Inc. (The)	1,607,360
2,000	Meredith Corp.	99,080

		1,706,440

R.E.I.T. — 1.2%
48,000	Brookfield Properties Co.	1,544,160
11,000	CBL & Associates Properties, Inc.	428,230
20,000	General Growth Properties, Inc.	901,200
30,000	Macerich Co. (The)	2,106,000
54,000	ProLogis	2,814,480

		7,794,070

Railroad — 1.5%
34,000	Burlington Northern Santa Fe Corp.	2,694,500
32,000	Canadian National Railway Co.	1,400,000
34,800	CP Holders, Inc.	3,928,920
22,000	Kansas City Southern*	609,400
29,000	Norfolk Southern Corp.	1,543,380

		10,176,200

Recreation — 0.4%
76,500	Shuffle Master, Inc.*	2,507,670

Restaurant — 1.2%
6,000	Cheesecake Factory, Inc. (The)*	161,700
25,000	CKE Restaurants, Inc.	415,250
50,000	Darden Restaurants, Inc.	1,970,000
29,000	Panera Bread Co. Class A*	1,949,960
84,750	Sonic Corp.*	1,761,952
42,000	Starbucks Corp.*	1,585,920

		7,844,782

Retail–Automotive — 0.3%
68,000	O’Reilly Automotive, Inc.*	2,120,920

Retail–Special Lines — 2.1%
18,000	Barnes & Noble, Inc.	657,000
41,000	Claire’s Stores, Inc.	1,045,910
194,000	Coach, Inc.*	5,800,600
42,000	Coldwater Creek, Inc.*	1,123,920
59,000	Dress Barn, Inc. (The)*	1,495,650
54,000	Men’s Wearhouse, Inc. (The)	1,636,200
44,000	Michaels Stores, Inc.	1,814,560
40,000	Urban Outfitters, Inc.*	699,600

		14,273,440

See notes to financial statements.

5

■	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

Retail Building Supply — 1.3%
102,000	Fastenal Co.	$4,109,580
31,000	Lowe’s Cos, Inc.	1,880,770
33,000	Tractor Supply Co.*	1,823,910
17,000	Watsco, Inc.	1,016,940

		8,831,200

Retail Store — 0.9%
26,500	J.C. Penney Company, Inc.	1,789,015
60,000	Nordstrom, Inc.	2,190,000
12,400	Sears Holdings Corp.*	1,920,016

		5,899,031

Securities Brokerage — 1.7%
20,000	Bear Stearns Companies, Inc. (The)	2,801,600
8,800	Goldman Sachs Group, Inc. (The)	1,323,784
30,000	Investment Technology Group, Inc.*	1,525,800
54,000	Jefferies Group, Inc.	1,600,020
22,000	Legg Mason, Inc.	2,189,440
18,000	Merrill Lynch & Co, Inc.	1,252,080
28,500	Raymond James Financial, Inc.	862,695

		11,555,419

Semiconductor — 0.2%
37,000	FormFactor, Inc.*	1,651,310

Shoe — 0.1%
20,000	Wolverine World Wide, Inc.	466,600

Steel - General — 0.9%
16,000	Carpenter Technology Corp.	1,848,000
10,000	Cleveland-Cliffs, Inc.	792,900
17,000	IPSCO, Inc.	1,626,730
32,000	Nucor Corp.	1,736,000

		6,003,630

Telecommunication Services — 1.2%
66,000	American Tower Corp. Class A*	2,053,920
62,000	Crown Castle International Corp.*	2,141,480
72,000	NII Holdings, Inc. Class B*	4,059,360

		8,254,760

Telecommunications Equipment — 0.7%
30,000	Anixter International, Inc.	1,423,800
30,000	Broadcom Corp. Class A*	901,500
51,000	Marvell Technology Group Ltd.*	2,260,830

		4,586,130

Thrift — 1.0%
90,200	Golden West Financial Corp.	6,692,840

Tire & Rubber — 0.2%
18,300	Carlisle Companies, Inc.	1,451,190

Trucking/Transportation Leasing — 0.2%
50,000	Hunt (J.B.) Transport Services, Inc.	1,245,500

Water Utility — 0.2%
44,000	Aqua America, Inc.	1,002,760

	Total Common Stocks (Cost $347,768,401)	$507,329,212

U.S. Treasury Obligations — 2.1%
Principal Amount		Value

$2,000,000	U.S. Treasury Notes, 3.50%, 11/15/06	$1,987,266
3,000,000	U.S. Treasury Notes, 4.00%, 11/15/12	2,819,766
8,000,000	U.S. Treasury Notes, 6.13%, 11/15/27	8,839,376

	Total U.S. Treasury Obligations (Cost $13,398,601)	$13,646,408

U.S. Government Agency Obligations — 11.7%
$6,000,000	Federal Home Loan Bank, 3.50%, 8/15/06	$5,986,068
4,000,000	Federal National Mortgage Association, 3.31%, 1/26/07	3,950,392
7,000,000	Federal Home Loan Bank, 3.38%, 2/23/07	6,904,884
6,000,000	Federal Home Loan Mortgage Corp., 4.88%, 3/15/07	5,971,872
8,000,000	Federal National Mortgage Association, 5.25%, 4/15/07	7,981,144
4,000,000	Federal Home Loan Mortgage Corp., 3.25%, 11/2/07	3,885,360
6,000,000	Federal Home Loan Bank, 4.00%, 11/9/07	5,883,450
4,000,000	Federal Home Loan Bank, 3.30%, 12/28/07	3,875,884
5,000,000	Federal National Mortgage Association, 3.25%, 1/15/08	4,837,545
10,000,000	Federal National Mortgage Association, 6.45%, 4/1/08	9,971,880
2,000,000	Federal Home Loan Bank, 4.10%, 6/13/08	1,949,950
4,000,000	Federal Home Loan Bank, 4.25%, 9/12/08	3,901,196
1,000,000	Federal Home Loan Mortgage Corp., 4.25%, 7/15/09	967,319
2,000,000	Federal Home Loan Mortgage Corp., 5.88%, 3/21/11	2,015,966
4,000,000	Federal Home Loan Mortgage Corp., 5.25%, 11/5/12	3,878,124
2,000,000	Federal Home Loan Mortgage Corp., 4.50%, 1/15/13	1,890,284
2,598,110	Federal National Mortgage Association, 5.00%, 11/1/34	2,436,395
1,997,399	Government National Mortgage Association, 5.50%, 1/15/36	1,936,380

	Total U.S. Government Agency Obligations (Cost $79,487,491)	$78,224,093

Corporate Bonds & Notes — 0.8%
Financial Services–Diversified — 0.8%
$6,000,000	SLM Corp., 4.98%, 4/1/14 (a)	$5,570,400

	Total Corporate Bonds & Notes (Cost $5,963,808)	$5,570,400

Total Investment Securities — 90.7% (Cost $446,618,301)		$604,770,113

See notes to financial statements.

6

■	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Short-Term Investments — 8.3%
Principal Amount		Value

Corporate Bonds — 0.8%
$5,000,000	NebHelp, Inc., Series A-2, 5.31%, 12/1/17(b)	$5,000,000

Repurchase Agreements — 6.3%
$21,000,000	With Morgan Stanley & Co., 4.43%, dated 6/30/06, due 7/3/06, delivery value $21,007,753 (collateralized by $21,695,000 U.S. Treasury Notes 4.50%, due 2/28/11, with a value of $21,476,281)	21,000,000
21,100,000	With UBS Securities, LLC, 4.30%, dated 6/30/06, due 7/3/06, delivery value $21,107,560 (collateralized by $21,415,000 U.S. Treasury Notes 5.25%, due 2/15/29, with a value of $21,713,819)	21,100,000

		42,100,000

U.S. Government Agency Obligations — 1.2%
8,000,000	Federal Home Loan Banks, 4.30%, 7/13/06	8,000,000

	Total Short-Term Investments (Cost $55,100,000)	$55,100,000

Cash And Other Assets In Excess of Liabilities — (1.0%)		6,543,642

Net Assets — 100.0%		$666,413,755

Net Asset Value Per Outstanding Share ($666,413,755 ÷ 29,308,589 shares outstanding)		$22.74

*	Non-income producing.
(a)	Rate at June 30, 2006. Floating rate changes monthly.
(b)	Rate at June 30, 2006. Floating rate changes weekly.

(ADR) — American Depositary Receipt

See notes to financial statements.

7

■	Value Line Strategic Asset Management Trust

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS:
Investment securities, at value (Cost—$446,618,301)	$604,770,113
Short-term Investments (Cost—$55,100,000)	55,100,000
Cash	53,819
Receivable for securities sold	6,307,341
Interest and dividends receivable	1,424,607
Other assets	50,725
Receivable for trust shares sold	11,303

Total Assets	667,717,908

LIABILITIES:
Payable for trust shares repurchased	874,419
Accrued expenses:
Advisory fee	270,145
Service and distribution plan fees	135,090
Other	24,499

Total Liabilities	1,304,153

Net Assets	$666,413,755

NET ASSETS CONSIST OF:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 29,308,589 shares)	$293,086
Additional paid-in capital	441,337,414
Undistributed net investment income	9,023,709
Accumulated net realized gain on investments	57,607,761
Net unrealized appreciation of investments and foreign exchange translations	158,151,785

Net Assets	$666,413,755

Net Asset Value Per Outstanding Share ($666,413,755 ÷ 29,308,589 shares outstanding)	$22.74

Statement of Operations

Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$3,863,394
Dividends	2,224,627

Total Income	6,088,021

Expenses:
Advisory fee	1,747,436
Service and distribution plan fees	1,397,949
Auditing and legal fees	80,200
Custodian fees	52,095
Insurance	43,909
Trustees’ fees and expenses	15,586
Printing	2,243
Other	7,706

Total Expenses Before Custody Credits and Waivers	3,347,124
Less: Service and Distribution Plan Fees Waived	(105,962)
Less: Custody Credits	(3,083)

Net Expenses	3,238,079

Net Investment Income	2,849,942

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net Realized Gain	48,323,272
Change in Net Unrealized Appreciation (Depreciation)	(34,190,648)

Net Realized Gain and Change in Net Unrealized Appreciation (Depreciation) on Investments and Foreign Exchange Transactions	14,132,624

NET INCREASE IN NET ASSETS FROM OPERATIONS	$16,982,566

See notes to financial statements.

8

■	Value Line Strategic Asset Management Trust

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Operations:
Net investment income	$2,849,942	$6,159,833
Net realized gain on investments	48,323,272	49,199,312
Change in net unrealized appreciation (depreciation)	(34,190,648)	7,511,680

Net Increase in Net Assets from Operations	16,982,566	62,870,825

Distributions to Shareholders:
Net investment income	—	(3,279,526)

Trust Share Transactions:
Proceeds from sale of shares	5,099,703	15,977,730
Proceeds from reinvestment of dividends and distributions to shareholders	—	3,279,526
Cost of shares repurchased	(66,680,563)	(141,377,193)

Net decrease from trust share transactions	(61,580,860)	(122,119,937)

Total Decrease in Net Assets	(44,598,294)	(62,528,638)

NET ASSETS:

Beginning of period	711,012,049	773,540,687

End of period	$666,413,755	$711,012,049

Undistributed net investment income, at end of period	$9,023,709	$6,173,767

See notes to financial statements.

9

■	Value Line Strategic Asset Management Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2006 (Unaudited)		Years Ended December 31,
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$22.22		$20.46	$18.30	$15.82	$18.36	$23.62

Income from investment operations:
Net investment income	.11		.20	.09	.07	.13	.24
Net gain (loss) on securities (both realized and unrealized)	.41		1.65	2.13	2.53	(2.45)	(3.25)

Total from investment operations	.52		1.85	2.22	2.60	(2.32)	(3.01)

Less distribution:
Dividends from net investment income	—		(0.09)	(.06)	(.12)	(.22)	(.69)
Distributions from net realized gains	—		—	—	—	—	(1.56)

Total Distributions	—		(.09)	(.06)	(.12)	(.22)	(2.25)

Net asset value, end of period (in thousands)	$22.74		$22.22	$20.46	$18.30	$15.82	$18.36

Total Return*	2.34	%(b)	9.08%	12.19%	16.53%	(12.53)%	(12.92)%

Ratios/supplemental data:
Net assets, end of period (in thousands)	$666,414		$711,012	$773,541	$788,773	$788,102	$1,113,568
Ratio of expenses to average net assets(a)	0.96	%(c)(d)	0.95%	0.94%	0.96%	0.73%	0.56%
Ratio of net investment income to average net assets	0.82	%(c)	0.85%	0.42%	0.35%	0.59%	0.96%
Portfolio turnover rate	17	%(b)	33%	41%	30%	35%	69%

*	Total returns do not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total returns for all periods shown.
(a)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.
(b)	Not annualized
(c)	Annualized
(d)	Ratio reflects expenses grossed up for the voluntary waiver of a portion of the service and distribution fee by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waiver, but exclusive of the custody credit arrangement, would have been 0.93% for the six months ended June 30, 2006.

See notes to financial statements.

10

■	Value Line Strategic Asset Management Trust

Notes to Financial Statements

June 30, 2006 (Unaudited)

1.    Significant Accounting Policies

Value Line Strategic Asset Management Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the “Adviser”), deems appropriate.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A)  Security Valuation

Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Trustees may determine in good faith. In addition, the Trust may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B)  Repurchase Agreements

In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)  Federal Income Taxes

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

(D)  Dividends and Distributions

It is the Trust’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the

11

■	Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(E)  Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Dividends received in excess of income are recorded as a reduction of cost of investments and/or realized gain on Real Estate Investment Trusts (REITs).

(F)  Foreign Currency Translation

Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Trust, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain (loss) on investments and changes in unrealized appreciation (depreciation) on investments.

(G)  Representations and Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.    Trust Share Transactions, Dividends and Distributions

Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Shares sold	222,157	763,446
Shares issued in reinvestment of dividends and distributions	—	152,607

	222,157	916,053

Shares repurchased	(2,907,246)	(6,722,786)

Net decrease	(2,685,089)	(5,806,733)

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Six Months Ended June 30, 2006
PURCHASES:
U.S. Treasury and U.S. Government Agency Obligations	$2,937,827
Other Investment Securities	108,079,852

$111,017,679

SALES:
U.S. Treasury and U.S. Government Agency Obligations	$7,000,000
Other Investment Securities	150,048,151

$157,048,151

4.    Income Taxes

At June 30, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$501,718,301

Gross tax unrealized appreciation	$166,791,225
Gross tax unrealized depreciation	(8,639,413)

Net tax unrealized appreciation on Investments	$158,151,812

12

■	Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

5.    Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates

An advisory fee of $1,747,436 was paid or payable to Value Line, Inc. (the “Adviser”), the Trust’s investment adviser, for the six months ended June 30, 2006. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust’s Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising marketing and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.40% of the Trust’s average daily net assets. For the six months ended June 30, 2006, fees amounting to $1,397,949 before fee waivers were paid or payable to the Distributor under this plan. Effective May 23, 2006, the Distributor voluntarily waived 0.15% of the fee. The fees waived amounted to $105,962. The Distributor has no right to recoup previously waived amounts.

For the six months ended June 30, 2006, the Trust’s expenses were reduced by $3,083 under a custody credit arrangement with the Custodian.

Certain officers and trustees of the Adviser and Distributor are also officers and Trustees of the Trust.

13

■	Value Line Strategic Asset Management Trust

Factors Considered by the Independent Trustees in Approving the Investment Advisory Agreement for Value Line Strategic Asset Management Trust (Unaudited)

The Investment Company Act of 1940 requires that the Fund’s investment advisory agreement (the “Agreement”) be approved annually by both the Board of Trustees (collectively, “the Trustees”) and a majority of the Trustees who are not affiliated with Value Line, Inc., the Fund’s investment adviser (“Value Line”) (the “Independent Trustees”), voting separately. The Trustees have determined that the terms of the Fund’s Agreement are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Trustees met in executive sessions separately from the Interested Trustees of the Fund and any officers of Value Line.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund compared to a peer group of funds (“Performance Universe”) and its benchmark index, each as classified by Lipper, Inc., an independent evaluation service (“Lipper”); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage; and (vi) the overall quality and scope of services provided by Value Line.

As part of the review of the Agreement, the Independent Trustees requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Trustees engaged in an extensive review of the following information, which included data comparing: (i) the Fund’s average management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 10 other flexible portfolio funds underlying variable insurance products (“VIPs”), as classified by Lipper (“Expense Group”) and a peer group of funds consisting of the Fund, the Expense Group and all other flexible portfolio funds underlying VIPs, excluding outliers (“Expense Universe”); (ii) the Fund’s average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund’s investment performance to the average performance of the Performance Universe as well as the Lipper Index; (iv) Value Line’s financial results and conditions, including Value Line’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund’s current investment management staffing; and (vi) the Fund’s potential for achieving economies of scale.

The following summarizes matters considered by the Trustees in connection with their renewal of the Agreement. However, the Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Trustees reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Trustees noted that, although the Fund underperformed the Performance Universe average for the five-year period ended December 31, 2005, the Fund outperformed the Lipper Index for that period. The Trustees also noted that the Fund outperformed both the Performance Universe average and the Lipper Index for the one-year, three-year and 10-year periods ended December 31, 2005.

Value Line’s Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund, achieving the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Trustees also engaged in discussions with Value Line’s senior management who are responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Trustees concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Trustees considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Trustees noted that the Fund’s management fees for the most recent fiscal year were lower than those of both the Expense Group and Expense Universe averages. The Trustees also noted that, although the Fund’s total expense ratio for the most recent fiscal year was slightly higher than the Expense Universe average, the Fund’s total expense ratio remained lower than the Expense Group average. Based on this information, the Trustees concluded that the Fund’s management fees and total expense ratio were reasonable.

14

■	Value Line Strategic Asset Management Trust

Factors Considered by the Independent Trustees in Approving the Investment Advisory Agreement for Value Line Strategic Asset Management Trust (Unaudited) (Continued)

Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided by Value Line and its affiliates under various other contracts, and their overall supervision of third party service providers. Based on this review, the Trustees concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliates were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability. The Trustees considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during 2004 and 2005. This consideration included a review of Value Line’s methodology in allocating certain of its costs to the management of each Fund, Value Line’s voluntary reduction of management and/or Rule 12b-1 fees for certain Funds, Value Line’s termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. The Trustees concluded that Value Line’s profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Trustees noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Conclusion. The Trustees, in light of Value Line’s overall performance, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Trustees concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

15

■	Value Line Strategic Asset Management Trust

Form N-Q

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

16

Item 2. Code of Ethics

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services

N/A

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	9/7/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	9/7/06